Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Abstract]
Standard tax rate applicable in France	34.40%	34.40%	34.40%
Difference between the standard French tax rate and the rates applicable to the Sanofi group	(16.40%)	(13.80%)	(7.50%)
Contribution on distributed income (3%)	0.00%	(8.20%)	2.00%
Revisions to tax exposures and settlements of tax disputes	(1.40%)	1.90%	(5.00%)
Impact of US tax reform	(4.30%)	21.60%
Other items	(1.40%)	(4.80%)	(0.50%)
Effective tax rate	10.90%	31.10%	23.40%